                    METLIFE INSURANCE COMPANY OF CONNECTICUT
            METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                                   GOLD TRACK
                          SUPPLEMENT DATED JUNE 21, 2007
                                       TO
                         PROSPECTUS DATED APRIL 30, 2007


The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus. Please retain this supplement and keep it with the prospectus for future reference.


The fees for the VIP Contrafund(R) Portfolio -- Service Class 2 and the Total Return Portfolio -- Administrative Class stated in the Fee Table Chapter, under the table entitled "Underlying Fund Fees and Expenses", are replaced with the following:

                                                              DISTRIBUTION                   TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                                 AND/OR                     ANNUAL      WAIVER AND/OR      ANNUAL
                                               MANAGEMENT        SERVICE        OTHER     OPERATING       EXPENSE         OPERATING
UNDERLYING FUND:                                  FEE         (12B-1) FEES    EXPENSES     EXPENSES     REIMBURSEMENT     EXPENSES
----------------                               ----------    -------------    --------    ---------    ---------------    ---------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   VIP Contrafund(R) Portfolio -- Service
   Class 2                                       0.57%           0.25%         0.09%        0.91%             --            0.91%
PIMCO VARIABLE INSURANCE TRUST  -
ADMINISTRATIVE CLASS
   Total Return Portfolio                        0.25%            --           0.40%        0.65%             --            0.65%





If you would like another copy of the prospectus, write to us at 185 Asylum Street, 3 CP, Hartford, CT 06103-3415 or call us at (800) 842-9406 to request a free copy.

Book 15                                           June, 2007